Note 6. Business Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Jag, Inc.
Payments to Acquire Businesses, Gross	$ 6,954,246
BellMediaLlcAssetPurchaseAgreementMember
Total Assets Acquired	687,500
Deferred payment until approvals for LMA to assume certain land leases were obtained		$ 300,000
Rose City Outdoor
Payments to Acquire Businesses, Gross	287,320
Kelley Outdoor Media LLC
Payments to Acquire Businesses, Gross	2,021,885
Warnock Agency
Payments to Acquire Businesses, Gross	1,345,000
Business Combination, Contingent Consideration, Liability, Noncurrent	126,500
United Casualty and Surety Insurance Company
Payments to Acquire Businesses, Gross	$ 13,000,000
Bell Media
Payments to Acquire Businesses, Gross		6,684,604
Total Assets Acquired		6,684,604
Fair Outdoor
Payments to Acquire Businesses, Gross		1,945,061
Total Assets Acquired		1,945,061
I-85 Advertising
Payments to Acquire Businesses, Gross		1,294,900
Total Assets Acquired		$ 1,294,900